July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Enhanced Roll Yield Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
July 31, 2026
iShares Enhanced Roll Yield Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
Certificates of Deposit — 18.0%
Banco Santander SA, 4.00%, 08/14/26	$1,490	$ 1,490,108
Bank of Montreal, (1-day SOFR + 0.38%), 4.03%, 02/19/27(a)	3,500	3,501,456
Barclays Bank PLC(a)
(1-day SOFR + 0.33%), 3.98%, 08/10/26	4,000	4,000,235
(1-day SOFR + 0.40%), 4.05%, 11/13/26	4,000	4,002,636
Canadian Imperial Bank of Commerce
3.90%, 09/14/26	4,650	4,650,595
3.75%, 02/05/27	2,730	2,723,389
Deutsche Bank AG
3.85%, 10/15/26	4,000	3,998,511
4.02%, 11/17/26	1,000	999,748
3.90%, 01/22/27	2,220	2,216,367
Mizuho Bank Ltd., 3.85%, 08/24/26(a)	1,280	1,280,097
MUFG Bank Ltd.(a)
4.00%, 09/10/26	2,500	2,500,672
3.87%, 09/15/26	4,250	4,250,568
Nordea Bank Abp, 3.97%, 08/14/26	4,100	4,100,358
Oversea-Chinese Banking Corp. Ltd., (1-day SOFR + 0.28%), 3.93%, 08/14/26(a)	4,000	4,000,275
Royal Bank of Canada, 3.74%, 10/05/26	2,080	2,079,541
Svenska Handelsbanken AB
3.94%, 11/17/26	1,000	999,892
(1-day SOFR + 0.34%), 3.99%, 11/25/26(a)	2,750	2,751,699
Toronto-Dominion Bank, (1-day SOFR + 0.40%), 4.05%, 12/14/26(a)	3,100	3,100,634
Wells Fargo Bank N.A.
3.95%, 03/24/27(a)	1,000	1,000,071
3.75%, 03/25/27	3,500	3,489,495
4.07%, 04/09/27	3,590	3,585,973
Westpac Banking Corp.
3.89%, 08/12/26	3,000	3,000,088
3.91%, 08/14/26	4,000	4,000,160
		67,722,568
Commercial Paper — 4.6%
Aquitaine Funding Co. LLC, 4.00%, 10/01/26(b)(c)	2,200	2,185,359
Compo Funding Co. LLC, 4.00%, 10/07/26(b)(c)	6,150	6,104,509
Intrepid Funding Co. LLC, 4.00%, 01/07/27(b)(c)	2,510	2,465,192
Macquarie Bank Ltd., (1-day SOFR + 0.40%), 4.05%, 01/07/27(a)(c)	3,090	3,091,797
Security	Par (000)	Value
Commercial Paper (continued)
National Bank of Canada, 4.00%, 05/04/27(b)(c)	$510	$ 493,758
Sumitomo Mitsui Trust, 4.00%, 08/12/26(b)(c)	2,140	2,137,401
Verto Capital Compartment E, 4.00%, 10/13/26 - 01/13/27(b)(c)	760	751,033
		17,229,049

Shares
Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	8,743,122	8,743,122

	Par (000)
U.S. Treasury Obligations — 68.6%
U.S. Treasury Bills(b)
4.00%, 08/13/26 - 04/15/27	$246,100	243,214,097
1.00%, 12/03/26	16,000	15,796,278
		259,010,375
Total Short-Term Securities — 93.5% (Cost: $352,829,287)		352,705,114
Total Investments — 93.5% (Cost: $352,829,287)		352,705,114
Other Assets Less Liabilities — 6.5%		24,709,369
Net Assets — 100.0%		$ 377,414,483

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 20,708,697	$ —	$ (11,965,575)(a)	$ —	$ —	$ 8,743,122	8,743,122	$ 619,340	$ —

(a)	Represents net amount purchased (sold).

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced Roll Yield Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Corn	135	09/14/26	$ 2,975	$ (96,812)
KC HRW Wheat	64	09/14/26	2,264	397,505
LME Aluminium Premiums	39	09/14/26	3,109	(259,252)
LME Lead	34	09/14/26	1,581	(90,341)
LME Nickel	19	09/14/26	1,958	(58,807)
LME Tin	8	09/14/26	2,206	283,987
LME Zinc	27	09/14/26	2,474	227,477
Wheat	70	09/14/26	2,237	207,691
Coffee C	17	09/18/26	2,117	(40,585)
WTI Crude Oil	96	09/22/26	7,823	373,320
Cattle Feeder	10	09/24/26	1,719	(68,080)
Copper	23	09/28/26	3,718	271,461
Natural Gas	46	09/28/26	1,282	(205,087)
Silver	14	09/28/26	4,045	(1,556,630)
Brent Crude Oil	159	09/30/26	13,448	349,847
Gasoline RBOB	32	09/30/26	3,808	473,435
NY Harbor ULSD	30	09/30/26	4,987	976,201
Sugar 11	127	09/30/26	2,085	(142,968)
Low Sulphur Gasoil	52	10/12/26	6,027	1,251,292
Lean Hogs	52	10/14/26	1,765	(172,415)
LME Aluminium Premiums	38	10/19/26	3,026	(304,160)
LME Lead	34	10/19/26	1,592	(116,872)
LME Nickel	19	10/19/26	1,966	(220,401)
LME Tin	8	10/19/26	2,212	64,881
LME Zinc	27	10/19/26	2,465	127,521
WTI Crude Oil	97	10/20/26	7,629	(363,298)
Copper	22	10/28/26	3,573	40,446
Natural Gas	42	10/28/26	1,262	(188,281)
Cattle Feeder	11	10/29/26	1,844	(37,500)
Brent Crude Oil	159	10/30/26	13,075	(1,011,846)
Gasoline RBOB	34	10/30/26	3,824	(10,521)
Live Cattle	25	10/30/26	2,273	(12,719)
NY Harbor ULSD	31	10/30/26	4,949	564,986
Low Sulphur Gas	54	11/12/26	5,898	737,898
Soybean	94	11/13/26	5,581	396,799
LME Aluminium Premiums	38	11/16/26	3,024	(342,308)
LME Lead	33	11/16/26	1,557	(103,058)
LME Nickel	19	11/16/26	1,973	(107,266)
LME Tin	8	11/16/26	2,213	34,325
LME Zinc	27	11/16/26	2,458	66,688
Cattle Feeder	11	11/19/26	1,810	(180,752)
WTI Crude Oil	97	11/20/26	7,415	(390,654)
Copper	22	11/25/26	3,590	12,252
Natural Gas	34	11/25/26	1,254	(119,801)
Brent Crude Oil	160	11/30/26	12,894	(701,301)
Gasoline RBOB	35	11/30/26	3,749	20,276
NY Harbor ULSD	32	11/30/26	4,879	400,309
Cotton No.2	54	12/08/26	2,208	333,716
Low Sulphur Gas	57	12/10/26	5,867	616,401
Corn	127	12/14/26	2,946	23,172
KC HRW Wheat	60	12/14/26	2,171	344,271
Lean Hogs	50	12/14/26	1,514	(146,514)
LME Aluminium Premiums	38	12/14/26	3,020	39,832
LME Lead	33	12/14/26	1,567	(4,900)
LME Nickel	19	12/14/26	1,979	72,228
LME Tin	8	12/14/26	2,215	107,859
LME Zinc	27	12/14/26	2,453	58,766
Soybean Meal	77	12/14/26	2,473	(14,526)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced Roll Yield Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Soybean Oil	76	12/14/26	$ 3,051	$ 637,779
Wheat	67	12/14/26	2,203	222,468
Coffee C	19	12/18/26	2,242	223,819
WTI Crude Oil	98	12/21/26	7,338	351,118
Copper	22	12/29/26	3,608	120,972
Gold 100 OZ	36	12/29/26	14,785	(4,012,569)
Natural Gas	29	12/29/26	1,208	(34,502)
Silver	13	12/29/26	3,798	(1,214,743)
Brent Crude Oil	160	12/30/26	12,696	617,492
Gasoline RBOB	36	12/31/26	3,742	214,138
Live Cattle	25	12/31/26	2,270	(8,673)
NY Harbor ULSD	33	12/31/26	4,872	525,770
Low Sulphur Gas	58	01/12/27	5,738	805,136
Soybean	91	01/14/27	5,466	369,958
Soybean Meal	75	01/14/27	2,426	55,475
Soybean Oil	75	01/14/27	3,008	480,813
Cattle Feeder	11	01/28/27	1,771	(102,954)
Lean Hogs	48	02/12/27	1,511	(14,395)
Gold 100 OZ	35	02/24/27	14,489	(2,245,029)
Live Cattle	26	02/26/27	2,360	(118,760)
Sugar 11	122	02/26/27	2,122	97,368
Cotton No.2	52	03/08/27	2,167	330,135
Corn	121	03/12/27	2,902	(50,482)
KC HRW Wheat	58	03/12/27	2,134	196,321
Soybean	89	03/12/27	5,361	199,084
Soybean Meal	73	03/12/27	2,378	87,865
Soybean Oil	75	03/12/27	3,002	159,212
Wheat	64	03/12/27	2,158	98,365
Coffee C	20	03/18/27	2,290	280,617
Silver	13	03/29/27	3,840	(801,248)
Lean Hogs	45	04/14/27	1,498	(7,266)
Gold 100 OZ	34	04/28/27	14,183	(165,144)
Live Cattle	26	04/30/27	2,356	(66,660)
Sugar 11	123	04/30/27	2,115	9,746
Cotton No.2	50	05/06/27	2,110	155,049
Corn	120	05/14/27	2,933	93,770
KC HRW Wheat	55	05/14/27	2,038	174,070
Soybean	89	05/14/27	5,387	167,575
Soybean Meal	70	05/14/27	2,296	74,186
Soybean Oil	76	05/14/27	3,036	(154,907)
Wheat	61	05/14/27	2,081	117,166
Coffee C	20	05/18/27	2,279	483,854
Sugar 11	120	06/30/27	2,062	2,345
Cotton No.2	49	07/08/27	2,057	102,561
				$ 264,082

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Enhanced Roll Yield Index Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$ —	$ 67,722,568	$ —	$ 67,722,568
Commercial Paper	—	17,229,049	—	17,229,049
Money Market Funds	8,743,122	—	—	8,743,122
U.S. Treasury Obligations	—	259,010,375	—	259,010,375
	$8,743,122	$343,961,992	$—	$352,705,114
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ 16,329,069	$ —	$ —	$ 16,329,069
Liabilities
Commodity Contracts	(16,064,987)	—	—	(16,064,987)
	$264,082	$—	$—	$264,082

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
Consolidated Schedule of Investments